SHARE-BASED COMPENSATION PLANS - Deferred Share Unit Plan (Details) - Deferred Share Units - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning of period (in shares)	517,898	377,667
Number of instruments granted (in shares)	304,056	260,381
Number of instruments exercised (in shares)		(120,150)
Number of instruments outstanding, end of period (in shares)	821,954	517,898